Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Cash and Cash Equivalents [Abstract]
Summary of Restricted Cash
Restricted cash consisted of the following as of (in thousands):

	Successor 2020	Predecessor 2019
PPP amount held in escrow	$2,237	$—
Cash proceeds from Business Combination held back for working capital reconciliation	996	—
Gift cards purchased	415	505
Advertising co-op funds	—	159
LevelUp loyalty program	15	63

Total Restricted Cash	$3,663	$727